EATON VANCE GROWTH TRUST
                        24 Federal Street
                         Boston, MA 02110




                                        October 17, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for
     Eaton Vance Growth Trust
     1933 Act File No. 2-22019
     1940 Act File no. 811-1241

          In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Growth Trust, hereby files its Rule 24f-2 Notice.
          This Rule 24f-2 Notice is being filed for the fiscal year ended August 31, 1996 ("Fiscal Year").
          No shares of the Trust which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Year.
          7,423,552 shares of the Trust, with an aggregate sales price of $89,824,981, were registered during the Fiscal Year, pursuant to Rule 24e-2.
          16,135,470 shares of the Trust, with an aggregate sales price of $194,658,599, were sold during the Fiscal Year in reliance upon the Declaration of the Trust pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Trust.
          562,764 shares of the Trust, with an aggregate sales price of $5,010,092, were issued during the Fiscal Year in connection with the Trust's dividend reinvestment plan.
          For the Fiscal Year, the Trust sold an aggregate of 16,698,234 shares, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $199,668,691.
          In accordance with subsection   of Rule 24f-2, no fee
is required since the excess of sales, including dividend reinvestments, over redemptions during the Fiscal Year were less than and were deducted from registrant's balance of definitively registered shares.


Rule 24f-2 Notice for                          Page 2
Eaton Vance Growth Trust
1933 Act File No. 2-22019
1940 Act File no. 811-1241


Aggregate Sale Price for Shares              $194,658,599
Sold During Fiscal Year Pursuant to
Rule 24f-2.

Aggregate Price of Shares Issued
During Fiscal Year In Connection
with Dividend Reinvestment Plans.               5,010,092

Aggregate Price of Shares Sold               $199,668,691

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Year.                            $274,898,324


and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
     Applied by Trust Pursuant to
     Rule 24e-2(a) in Filings Made
     Pursuant to Section 24(e)(1) of
     Investment Company Act of 1940          $          0

Equals                                       $ (75,229,633)


     Any questions regarding the matter should by addressed to Julia Clarke, Eaton Vance Management, 24 Federal Street, Boston,
Massachusetts  02110.


                                   Sincerely,

                                   Eaton Vance Management

                                   /s/William J. Austin Jr.
                                   William J. Austin Jr.
                                   Assistant Treasurer
Enclosures  (Opinion of Counsel)





                   EATON VANCE SPECIAL INVESTMENT TRUST
                             24 Federal Street
                              Boston, MA 02110



                             OPINION OF COUNSEL


                                   October 17, 1996


Eaton Vance Management
24 Federal Street
Boston, MA  02110

RE:  Rule 24f-2 Notice for
     Eaton Vance Growth Trust
     1933 Act File No. 2-22019
     1940 Act File no. 811-1241



Gentlemen:

By the filing of the captioned Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Trust made definite the registration under the Securities Act of 1933 of 16,698,234 shares sold, including those sold pursuant to its dividend reinvestment plan, in reliance upon said Rule 24f-2 during the fiscal year ended August 31, 1996.

It is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


                              Sincerely,

                              Eaton Vance Management


                              /s/H. Day Brigham, Jr.
                              H. Day Brigham, Jr.
                              Vice President and
                              Chairman of the
                              Executive Committee
                              Member of Massachusetts
                              and New York Bars